Mining and Income Taxation - Summary of Components of Mining and Income Tax (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Components of Mining and Income Tax [Line Items]
South African statutory mining tax rate	34.00%	34.00%	34.00%
Deferred Tax Assets not Recognised Cerro Cerona and Damang [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets not recognised at Cerro Cerona and Damang	$ 12.9	$ 34.9	$ 112.5
Deferred Tax Assets not Recognised Cerro Cerona [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets not recognised at Cerro Cerona and Damang	12.9	33.5	76.9
Deferred Tax Assets not Recognised Damang [Member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets not recognised at Cerro Cerona and Damang	0.0	$ 1.4	$ 35.6
Deferred tax assets recognised Cerro Cerona [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets not recognised at Cerro Cerona and Damang	17.3
Deferred tax assets recognised Damang [member]
Disclosure of Components of Mining and Income Tax [Line Items]
Deferred Tax assets not recognised at Cerro Cerona and Damang	$ 2.5